QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Selected unaudited quarter data
Depreciation	$ 10,000	$ 26,000	$ 27,000	$ 28,000	$ 28,000	$ 33,000	$ 49,000	$ 69,000	$ 86,000	$ 35,000	$ 56,000		$ 109,000	$ 237,000
General, administrative and other operating	4,281,000	1,434,000	3,266,000	1,829,000	1,877,000	2,841,000	2,721,000	3,633,000	3,962,000	8,247,000	3,706,000		8,406,000	13,157,000
Full impairment of unproved oil and gas properties	753,000		14,331,000							753,000		$ 14,331,000	14,331,000
Loss from operations	$ (5,044,000)	(1,460,000)	(17,624,000)	(1,857,000)	(1,905,000)	(2,874,000)	(2,770,000)	(3,702,000)	(4,048,000)	$ (9,035,000)	$ (3,762,000)		$ (22,846,000)	$ (13,394,000)
Net loss		$ (1,460,000)	$ (17,624,000)	$ (1,857,000)	$ (1,905,000)	$ (2,874,000)	$ (2,770,000)	$ (3,701,000)	$ (4,047,000)
Basic and diluted loss per common share: (in dollars per share)		$ (0.07)	$ (0.84)	$ (0.09)	$ (0.09)	$ (0.14)	$ (0.13)	$ (0.18)	$ (0.19)				$ (1.09)	$ (0.64)